FORM N-Q

INVESTMENT COMPANY ACT FILE NUMBER(S):	811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	PRINCIPLED EQUITY
MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	20 WILLIAM STREET
WELLESLEY, MA 02481

NAME AND ADDRESS OF AGENT FOR SERVICE:	CHRISTOPHER Y. WILLIAMS
5072 ANNUNCIATION CIRCLE
SUITE 317
AVE MARIA, FL 34142

REGISTRANT'S TELEPHONE NUMBER:	(239) 304-1679

DATE OF REPORTING PERIOD:	SEPTEMBER 30, 2014

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014
(Unaudited)

		Market
Quantity	Security	Value

	COMMON STOCK -- 99.95%
	CONSUMER DISCRETIONARY -- 13.55%
	Auto Components Industry -- 0.27%
2,200	Johnson Controls Inc.	$96,800

	Automobiles Industry -- 0.74%
10,100	Ford Motor Company	149,379
1,289	General Motors Corporation	41,170
1,244	Harley-Davidson Inc	72,401
		262,950

	Distributors Industry -- 0.65%
2,633	Genuine Parts Company	230,940

	Household Durables Industry -- 0.49%
1,200	D.R. Horton Incorporated	24,624
982	Newell Rubbermaid Incorporated	33,791
1,300	Stanley Black Decker Incorporated	115,427
		173,842

	Hotels Restaurants & Leisure Industry -- 2.05%
700	Darden Restaurants Incorporated	36,022
4,200	McDonalds Corporation	398,202
2,800	Starbucks Corporation	211,288
1,200	Yum! Brand Inc	86,376
		731,888

	Internet & Catalog Retail Industry -- 0.66%
101	NetFlix Incorporated	45,569
163	Priceline.com Incorporated	188,849
		234,418

	Media Industry -- 3.56%
9,050	Comcast Corp. Class A	486,709
2,800	DirecTV Group Incorporated	242,256
853	Gannett Incorporated	25,309
1,765	Mcgraw Hill Financial Incorporated	149,054
2,400	Omnicom Group	165,264
1,414	Time Warner Cable Cl A	202,895
		1,271,487

	Multiline Retail Industry -- 0.86%
800	Kohls Corp	48,824
1,828	Macy's Group Incorporated	106,353
2,400	Target Corp	150,432
		305,609

	Specialty Retail Industry -- 3.59%
2,100	American Eagle Outfitters Incorporated	30,492
954	AutoNation Incorporated	47,996
975	Best Buy	32,750
100	Foot Locker Inc.	5,565
5,269	Home Depot Incorporated	483,378
1,300	L Brands Incorporated	87,074
4,560	Lowe's Companies Incorporated	241,315
600	Murphy USA Incorporated	31,836
1,000	Office Depot Incorporated	5,140
1,950	Staples Incorporated	23,595

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014
(Unaudited)

		Market
Quantity	Security	Value

	Specialty Retail Industry (Continued)
3,000	TJX Companies Incorporated	177,510
1,100	Tiffany & Co	105,941
		1,272,592

	Textiles Apparel & Luxury Goods Industry -- 0.68%
800	Coach Inc.	28,488
2,400	Nike Incorporated	214,080
		242,568

	CONSUMER DISCRETIONARY TOTAL	4,823,094

	CONSUMER STAPLES -- 10.05%
	Beverages Industry -- 3.23%
14,000	Coca Cola Company	597,240
2,000	Coca Cola Enterprises	88,720
5,000	Pepsico Incorporated	465,450
		1,151,410

	Food & Staples Retailing Industry -- 3.16%
4,736	CVS/Caremark Corporation	376,938
1,700	Costco Wholesale Corporation	213,044
1,800	Safeway Incorporated	61,740
6,000	Sysco Corporation	227,700
3,443	Walgreen Company	204,067
1,200	Whole Foods Market Incorporated	45,732
		1,129,221

	Food Products Industry -- 1.54%
1,100	Campbell Soup Company	47,003
5,511	General Mills Incorporated	278,030
2,700	Kellogg Company	166,320
192	Keurig Green Mountain Incorporated	24,985
941	Mondelez International Incorporated	32,248
		548,586

	Household Products Industry -- 2.00%
8,500	Procter & Gamble Company	711,790

	Personal Products Industry -- 0.12%
3,300	Avon Products Incorporated	41,580

	CONSUMER STAPLES TOTAL	3,582,587

	ENERGY -- 9.40%
	Energy Equipment & Services Industry -- 1.55%
248	Baker Hughes Incorporated	16,135
1,598	Cameron International Corporation	106,075
1,800	ERA Group Incorporated	39,150
1,500	Ensco PLC Class A	61,965
700	FMC Technologies Inc	38,017
2,800	Nabors Industries Ltd	63,728
1,808	National Oilwell Varco Incorporated	137,589

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014
(Unaudited)

		Market
Quantity	Security	Value

	Energy Equipment & Services Industry (Continued)
900	Noble Corporation PLC	19,998
498	Rowan Companies Incorporated	12,604
795	Seacor Holdings Inc.	59,466
		554,727

	Oil Gas & Consumable Fuels Industry -- 7.85%
1,857	Anadarko Petroleum Corporation	188,374
2,144	Apache Corporation	201,257
1,300	Cabot Oil & Gas Corp.	42,497
3,400	Chesapeake Energy	78,166
425	Cimarex Energy Co.	53,775
2,201	Devon Energy Corporation	150,064
2,176	EOG Resources	215,468
600	EQT Corporation	54,924
2,100	Hess Corporation	198,072
700	Hollyfrontier Corporation	30,576
6,000	Marathon Oil Company	225,540
2,170	Marathon Petroleum Corporation	183,734
2,400	Murphy Oil Corporation	136,584
900	Newfield Exploration Company	33,363
2,600	Noble Energy Incorporated	177,736
1,310	Occidental Petroleum	125,957
2,000	Peabody Energy Corporation	24,760
463	Pioneer Natural	91,197
763	Range Resources Corporation	51,739
2,074	Southwestern Energy Company	72,486
6,300	Spectra Energy	247,338
3,900	Williams Companies Incorporated	215,865
		2,799,472

	ENERGY TOTAL	3,354,199

	FINANCIALS -- 15.30%
	Capital Markets Industry -- 4.25%
856	Ameriprise Financial Inc.	105,613
6,430	Bank of New York Mellon Corporation	249,034
385	Blackrock Incorporated	126,403
1,800	Franklin Resources Incorporated	98,298
1,700	Goldman Sachs Group	312,069
900	Janus Capital Group Incorporated	13,086
5,540	Morgan Stanley	191,518
1,100	Northern Trust Corporation	74,833
87	Piper Jaffray Companies	4,545
800	Price T Rowe Group Inc	62,720
5,650	Schwab (Charles) Corporation	166,054
1,500	State Street Corp	110,415
		1,514,588

	Commercial Banks Industry -- 2.42%
3,900	BB&T Corporation	145,119
1,100	Comerica Incorporated	54,846
2,485	Fifth Third Bankcorp	49,750
2,640	Keycorp	35,191
1,100	M & T Bank Corp.	135,619
2,200	Suntrust Banks	83,666
8,540	US Bankcorp	357,228
		861,419

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014
(Unaudited)

		Market
Quantity	Security	Value

	Consumer Finance Industry -- 1.21%
2,785	American Express Company	243,799
2,913	Discover Financial Services	187,568
		431,367

	Diversified Financial Services Industry -- 0.36%
1,000	CME Group Incorporated	79,960
2,900	Federal Home Loan Mortgage Association	7,656
5,500	Federal National Mortgage Association	14,795
272	Moody's Corporation	25,704
		128,115

	Insurance Industry -- 5.59%
2,000	AFLAC Incorporated	116,500
1,710	Ace Ltd	179,328
2,900	Allstate Corporation	177,973
3,034	American International Group	163,897
1,800	Chubb Corporation	163,944
1,061	Cincinnati Financial	49,920
1,000	Erie Indemnity Company Class A	75,810
972	Genworth Financial	12,733
1,400	Hartford Financial Services Group	52,150
950	Lincoln National Corporation	50,901
600	MBIA Inc	5,508
2,400	Marsh and Mclennan Companies	125,616
3,100	MetLife Incorporated	166,532
5,400	Progressive Corporation	136,512
1,037	Prudential Financial	91,194
800	Renaissancere Hldgs Ltd	79,992
3,213	Travelers Companies, Inc. / The	301,829
1,300	Unum Group	44,694
		1,995,033

	Real Estate Investment Trusts (REITs) Industry -- 1.47%
716	Equity Residential	44,091
972	General Growth Prop REIT	22,891
719	HCP Incorporated REIT	28,551
1,678	Host Hotels & Resorts Incorporated	35,792
1,700	Plum Creek Timber Company	66,317
2,100	ProLogis Inc. REIT	79,170
1,435	Simon Property Group Inc.	235,943
717	Washington Prime Group Inc.	12,533
		525,288

	FINANCIALS TOTAL	5,455,810

	HEALTH CARE -- 12.89%
	Biotechnology Industry -- 3.57%
3,660	Amgen Incorporated	514,084
790	Biogen Idec Incorporated	261,340
4,208	Gilead Sciences Inc.	447,941
143	Regeneron Pharmaceuticals	51,554
		1,274,919

	Health Care Equipment & Supplies Industry -- 1.51%
1,400	Carefusion Corporation	63,350
1,679	Hill Rom Holdings Incorporated	69,561
6,560	Medtronic Incorporated	406,392
		539,303

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014
(Unaudited)

		Market
Quantity	Security	Value

	Health Care Providers & Services Industry -- 3.42%
3,683	Amerisourcebergen Corp	284,696
2,800	Cardinal Health Incorporated	209,776
3,590	Express Scripts Holdings Co.	253,562
1,411	McKesson Corporation	274,679
3,259	Quest Diagnostics Incorporated	197,756
		1,220,469

	Pharmaceuticals Industry -- 4.39%
12,200	Abbott Laboratories	507,398
12,200	Abbvie Incorporated	704,672
1,989	Allergan Incorporated	354,420
		1,566,490

	HEALTH CARE TOTAL	4,601,181

	INDUSTRIAL -- 9.67%
	Air Freight & Logistics Industry -- 1.70%
1,599	Fedex Corporation	258,159
3,530	United Parcel Service	346,964
		605,123

	Airlines Industry -- 0.37%
887	Delta Air Lines Incorporated	32,065
2,930	Southwest Airlines Company	98,946
		131,011

	Commercial Services & Supplies Industry -- 0.61%
224	Deluxe Corporation	12,356
3,029	Pitney Bowes Incorporated	75,695
3,300	Republic Services Group	128,766
		216,817

	Electrical Equipment Industry -- 1.06%
245	Eaton Corp PLC	15,526
4,200	Emerson Electric Company	262,836
904	Rockwell Automation Inc.	99,331
		377,693

	Machinery Industry -- 2.55%
970	Cummins Incorporated	128,021
2,500	Deere and Company	204,975
1,587	Flowserve Corporation	111,915
3,385	Illinois Tool Works Incorporated	285,762
48	Kadant Incorporated	1,874
2,300	Paccar Incorporated	130,824
400	Snap On Incorporated	48,432
		911,803

	Road & Rail Industry -- 2.76%
7,200	CSX Corporation	230,832
2,404	Norfolk Southern Corporation	268,286
4,474	Union Pacific Corporation	485,071
		984,189

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014
(Unaudited)

		Market
Quantity	Security	Value

	Trading Companies & Distributors Industry -- 0.62%
617	Grainger, WW Incorporated	155,268
452	Now Incorporated	13,746
472	United Rentals	52,439
		221,453

	INDUSTRIAL TOTAL	3,448,089

	INFORMATION TECHNOLOGY -- 20.56%
	Communications Equipment Industry -- 2.40%
15,177	Cisco Systems Incorporated	382,005
587	JDS Uniphase	7,514
2,200	Juniper Networks	48,730
1,185	Motorola Solutions Incorporated	74,987
4,577	Qualcomm Incorporated	342,222
		855,458

	Computers & Peripherals Industry -- 5.24%
12,999	Apple Incorporated	1,309,649
7,400	EMC Corporation	216,524
5,130	Hewlett Packard Company	181,961
397	Lexmark International	16,872
1,500	Netapp Incorporated	64,440
600	Qlogic Corp	5,496
786	Western Digital	76,494
		1,871,436

	Electronic Equipment Instruments & Components Industry -- 0.13%
1,800	Ingram Micro Inc.	46,458

	Internet Software & Services Industry -- 3.25%
3,400	EBay Incorporated	192,542
2,314	Facebook Incorporated	182,899
673	Google Inc CL A	388,563
673	Google Inc CL C	396,000
		1,160,004

	IT Services Industry -- 3.79%
1,740	Accenture LTD	141,497
3,100	Automatic Data Processing Incorporated	257,548
2,400	Cognizant Tech Solutions Cl A	107,448
1,140	Fidelity National Information Services	64,182
1,200	Fiserv Incorporated	77,568
199	International Business Machines Corp	37,776
3,000	MasterCard Corporation	221,760
1,500	Paychex Incorporated	66,300
629	Total System Services Incorporated	19,474
1,400	Visa Incorporated Class A	298,718
3,685	Western Union Company	59,107
		1,351,378

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014
(Unaudited)

		Market
Quantity	Security	Value

	Semiconductors & Semiconductor Equipment Industry -- 3.74%
1,800	Altera Corporation	64,404
2,200	Analog Devices Incorporated	108,878
5,900	Applied Materials Incorporated	127,499
1,800	Broadcom Corporation Class A	72,756
12,397	Intel Corporation	431,664
1,000	KLA-Tencor Corporation	78,780
450	Lam Research Corporation	33,615
2,200	Micron Technology Incorporated	75,372
2,700	Nvidia Corp	49,815
4,800	Texas Instruments	228,912
1,500	Xilinx Incorporated	63,525
		1,335,220

	Software Industry -- 2.01%
1,600	Adobe Systems Incorporated	110,704
2,550	CA Incorporated	71,247
400	Citrix Systems Incorporated	28,536
3,000	Compuware Corporation	31,830
9,906	Oracle Corporation	379,202
4,149	Symantec Corporation	97,543
		719,062

	INFORMATION TECHNOLOGY TOTAL	7,339,016

	MATERIALS -- 2.60%
	Chemicals Industry -- 1.43%
600	Airgas Incorporated	66,390
400	Ecolab Incorporated	45,932
530	International Flavors and Fragrances	50,816
2,695	Praxair Incorporated	347,655
		510,793

	Construction Materials Industry -- 0.19%
1,100	Vulcan Material Co.	66,253

	Containers & Packaging Industry -- 0.94%
2,802	Aptargroup Inc.	170,081
1,800	Bemis Company Incorporated	68,436
1,450	Owens-Illinois Incorporated	37,773
1,721	Sealed Air Corporation	60,029
		336,319

	Metals & Mining Industry -- 0.04%
1,259	Cliffs Natural Resources Incorporated	13,068

	MATERIALS TOTAL	926,433

	TELECOMMUNICATION SERVICES -- 3.28%
	Diversified Telecommunication Services Industry -- 2.86%
15,231	A T & T Corporation	536,740
874	Centurylink Incorporated	35,738
2,256	Frontier Communications Corporation	14,686
8,643	Verizon Communications	432,064
		1,019,228

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014
(Unaudited)

		Market
Quantity	Security	Value

	Wireless Telecommunication Services Industry -- 0.42%
1,600	American Tower Corporation	149,808

	TELECOMMUNICATION SERVICES TOTAL	1,169,036

	UTILITIES -- 2.65%
	Electric Utilites Industry -- 0.83%
6,691	Northeast Utilities	296,411

	Gas Utilities Industry -- 1.16%
3,014	Atmos Energy Corporation	143,768
4,764	UGI Corporation	162,405
2,572	WGL Holdings	108,332
		414,505

	Multi-Utilities Industry -- 0.33%
4,800	CenterPoint Energy Incorporated	117,456

	Water Utilities Industry -- 0.33%
2,434	American Water Works Company	117,392

	UTILITIES TOTAL	945,764

	Total Common Stock (cost $16,565,070)	35,645,209

	CASH, RECEIVABLES & LIABILITIES -- 0.05%
	Cash & Other Assets Less Liabilities	18,535

	Total Net Assets	$35,663,744

PRINCIPLED EQUITY MARKET FUND
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014
(Unaudited)

1. Significant Accounting Policies:

Principled Equity Market Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment management company. The Trust seeks to provide long-term capital appreciation by investing in equity securities that the Trust’s management believes will contribute to the achievement of the Trust’s objective and that do not possess characteristics (i.e., products, services, geographical areas of operation or other similar nonfinancial aspects) that management believes are unacceptable to substantial constituencies of investors concerned with the ethical and/or social justice characteristics of their investments. In seeking to achieve its investment objective, the Trust purchases “acceptable” securities, identified as such by the Manager, that will, in the Sub-Adviser's opinion, contribute to this goal. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the United States of America’s investment company industry.

A. Use of Estimates-- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

B. Investment Securities-- For financial reporting purposes, the Trust’s investment holdings and Net Asset Value (NAV) include trades executed through the end of the last business day of the period.  The NAV per share for processing shareholder transactions is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern, and includes trades executed through the end of the prior business day. All investments in securities are recorded at their estimated fair value, as described in Note 2. Temporary cash investments are stated at cost, which approximates market value.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.  The foreign dividend income is presented on the Statement of Operations net of any foreign tax withholdings, when applicable.

C. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code.  The Trust also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States of America. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for the taxable years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

The Trust recognizes the tax benefit from any uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the tax position.  Any tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. Management has analyzed the Trust’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010-2012) or expected to be taken in the Trust’s 2013 tax returns.

The Trust identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however, the Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Trust also follows the policy to recognize interest and penalties related to unrecognized tax benefits (if any) in income tax expense.  No such interest and penalties have been accrued as of December 31, 2013.

D. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.

E. Distributions to Shareholders-- Dividends to shareholders from net investment income, if any, and net capital gains, if any, are paid at least annually and as required to comply with Federal excise tax requirements. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date.
1

PRINCIPLED EQUITY MARKET FUND
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014
(Unaudited)
(Continued)

Shareholders may reinvest net investment income and capital gain distributions in additional shares of the Trust at the net asset value as of ex-dividend date or, at the election of the shareholder, receive distributions in cash.  For tax purposes, distributions from net short-term capital gains are considered to be from ordinary income.

F.  Recent Accounting Pronouncements-- In January 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities.  Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the Trust, management does not expect the adoption of these ASUs to have any effect on the Trust.  In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013.  ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company.  FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company.  Although still evaluating the potential impacts of ASU 2013-08 to the Trust, management does not expect the adoption of the ASU to have an effect on the Trust.

2. Securities Valuations:

As described in Note 1, the Trust utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1- Unadjusted quoted prices in active markets for identical investments.

Level 2- Other significant observable inputs other than quoted prices included in Level 1 that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Significant unobservable inputs, to the extent relevant observable inputs are not available; representing the Trust’s own assumptions about the assumptions that a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Trust’s major categories of investments measured at fair value on a recurring basis follows.

Equity securities (common stock). Each day securities traded on national security exchanges (or reported on the NASDAQ national market) are stated at the last reported sales price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price or, if unavailable, the known current bid price which most nearly represents current market value.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
2

PRINCIPLED EQUITY MARKET FUND
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014
(Unaudited)
(Continued)

The following table summarizes the inputs used to value the Trust's investments measured at fair value as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4823,094	$--	$--	$4823,094
Consumer Staples	3,582,587	--	--	3,582,587
Energy	3,354,199	--	--	3,354,199
Financials	5,455,810	--	--	5,455,810
Health Care	4,601,181	--	--	4,601,181
Industrial	3,448,089	--	--	3,448,089
Information Technology	7,339,016	--	--	7,339,016
Materials	926,433	--	--	926,433
Telecommunication Services	1,169,036	--	--	1,169,036
Utilities	945,764	--	--	945,764
Total Common Stocks	$35,645,209	$--	$--	$35,645,209

3. Tax Basis of Investments:

At September 30, 2014 the total cost of investments for federal income tax purposes was different than the total cost on a financial reporting basis due to the tax deferral of losses on wash sales that occurred during 2010, 2012 and 2013. The federal income tax basis of the Trust’s investments at September 30, 2014 was $16,579,932. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $19,707,099.

Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $641,822.

Net unrealized appreciation in investments for tax purposes at September 30, 2014 was $19,065,277.

The Trust had no post-October capital losses that it is going to defer for the year ended December 31, 2013.

The Trust also has $504, $26 and $14,331 in disallowed losses due to wash sales during 2010, 2012 and 2013, respectively.  These disallowed losses were added to the tax cost basis of the securities that were repurchased.  These losses will be used to offset future gains on these securities.

3